INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Interests In Other Entities Explanatory [Abstract]
Investments in associates	[1]	$ 1,327,610		$ 940,364
Investments in Joint ventures		237,449		357,882
Total		$ 1,565,059	[2]	$ 1,298,246	[3]

[1]	As of December 31, 2017 and 2016, the amount includes investments in associates at fair value for COP 757,886 and COP 434,318, respectively and investments in associates at equity value COP 569,724 and COP 506,046 respectively. See note 29 Fair value of assets and liabilities.
[2]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.